Marketable securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

	Year ended December 31,
	2025	2024
Fair value	$’000	$’000
At January 1	62,446	88,667
Accrued interest	2,457	3,647
Interest received	(620)	(974)
Redemptions and disposals of marketable securities	(29,741)	(28,787)
Revaluation adjustment	(85)	(107)
At December 31	34,457	62,446

Overall Movement through OCI	The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Revaluation adjustments	(85)	(107)	(94)
Movement of ECL on assets measured at FVOCI	(42)	(66)	(1)
Movement on marketable securities through OCI	(127)	(173)	(95)